PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2011
PROFIT APPROPRIATION
13.	PROFIT APPROPRIATION

Pursuant to laws applicable to entities incorporated in the PRC, PRC subsidiaries such as Sunergy Nanjing, Sunergy Shanghai, SST and NRE, are prohibited from distributing their statutory capital and must make appropriations from PRC GAAP after-tax profit to other non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end); the appropriation to the other fund are at PRC subsidiaries' discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends, loans or advances to the Company. Due to a net loss in 2009 and 2011, PRC subsidiaries made no appropriation to other non-distributable reserve funds.

As a result of these PRC laws and regulations, PRC subsidiaries are restricted in its ability to transfer $165.1 million of their net assets to the Company in the form of dividends, loans or advances as of December 31, 2011.